Share-based Compensation - Activity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) ¥ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	18,870,000	18,870,000	12,900,000	12,900,000
Options granted (in shares) | shares	14,778,000	14,778,000	6,570,000	6,570,000
Exercised (in shares) | shares	(447,480)	(447,480)
Forfeited (in shares) | shares	(1,276,000)	(1,276,000)	(600,000)	(600,000)
Outstanding, ending (in shares) | shares	31,924,520	31,924,520	18,870,000	18,870,000	12,900,000	12,900,000
Vested and expected to vest, ending (in shares) | shares	28,836,991	28,836,991					28,836,991
Exercisable, ending (in shares) | shares	7,427,520	7,427,520					7,427,520
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.0520		$ 0.0423
Granted (per share) | $ / shares	0.2883		0.0713
Exercised (per share) | $ / shares	0.0355
Forfeited (per share) | $ / shares	0.1951		0.0533
Outstanding, ending (per share) | $ / shares	0.1559		$ 0.0520		$ 0.0423
Vested and expected to vest, ending (per share) | $ / shares	0.1498	$ 0.1498
Exercisable, ending (per share) | $ / shares	$ 0.0425	$ 0.0425
Weighted Average Remaining Contractual Life (in years)
Outstanding	8 years 6 months 15 days	8 years 6 months 15 days	8 years 8 months 23 days	8 years 8 months 23 days	9 years 7 months 17 days	9 years 7 months 17 days
Vested and expected to vest at the end of the period	8 years 6 months 4 days	8 years 6 months 4 days
Exercisable at the end of the period	7 years 8 months 9 days	7 years 8 months 9 days
Aggregate Intrinsic Value
Outstanding	$ 28,119	$ 28,119	$ 12,039	$ 12,039	$ 3,970	$ 3,970	¥ 195,230	¥ 77,986	¥ 25,231
Vested and expected to vest	25,575	25,575					177,567
Exercisable	$ 7,384	$ 7,384					¥ 51,267
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.3338	$ 2.1625	$ 0.2545	$ 1.6173
Granted (per share) | (per share)	0.8621	5.9856	0.4296	2.7828
Exercised (per share) | (per share)	0.1962	1.3620
Forfeited (per share) | (per share)	0.7131	4.9509	0.3238	2.0975
Outstanding, ending (per share) | (per share)	$ 0.5651	$ 3.9238	$ 0.3338	$ 2.1625	$ 0.2545	$ 1.6173
Vested and expected to vest, ending (per share)	0.5326	3.6979
Exercisable, ending (per share)	0.2449	1.7006